The Select Sector SPDR® Trust

One Lincoln Street

Boston, MA 02111

January 31, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	The Select Sector SPDR® Trust (“Registrant”)

File Nos.: 333-57791, 811-08837

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 37 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2017 with a designated effective date of January 31, 2017 (Accession No. 0001193125-17-021995).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-4026.

Sincerely,

/s/ Jesse D. Hallee

Jesse D. Hallee

Secretary

cc:	Leonard B. Mackey, Jr., Esq.